Accrued expenses	6 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses

8.	Accrued expenses

Accrued expenses consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Accrued payroll	$554,012	$330,812
Accrued rental fee	224,925	167,358
Accrued Interest	30,000	12,000
Amount due to third parties	—	3,283
Other	—	3,160
Total	$808,937	$516,613